RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		¥ 608,291
Service provided by the related parties	¥ 1,391	13,030	¥ 27,164
Xiao Qing
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties		1,503	3,497
Gao Li Group
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		379,073
Xin Gao Group
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		134,011
Mr. Kun Dai
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		94,630
Baidu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		577
Service provided by the related parties	¥ 1,391	780	16,355
Baogu
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties		¥ 10,747	¥ 7,312